Critical Accounting Estimates and Significant Judgements - Summary of Residual Value Guarantees (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Risk Variable	(50.00%)